Summary of Significant Accounting Policies (Details) - USD ($)					1 Months Ended			3 Months Ended				9 Months Ended		12 Months Ended
	Jan. 19, 2023	Jan. 04, 2023	Jan. 04, 2023	Aug. 16, 2022	Jun. 30, 2023	Jan. 19, 2023	Dec. 22, 2022	Sep. 30, 2023	Aug. 31, 2023	Sep. 30, 2022	Aug. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	May 31, 2023	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021	Jul. 25, 2023	Mar. 10, 2023	Feb. 21, 2023
Summary of Significant Accounting Policies (Details) [Line Items]
Cash															$ 19,376,793
Money market funds								$ 10,911,743				$ 10,911,743			$ 775,917
Amount reinvested in money market funds						$ 17,497,468
Aggregate of redeem shares (in Shares)															25,629,616
Effective tax rate								(26.79%)		11.08%		(16.77%)	2.76%		6.25%		0.00%
Statutory tax rate				1.00%				21.00%	21.00%	21.00%	21.00%	21.00%	21.00%		21.00%		21.00%
Positive net working capital									$ 10,900,000					$ 7,900,000
Positive net income								$ (169,688)	(2,311,128)	$ 1,954,232	$ 3,321,341	$ (705,835)	$ 9,347,530		$ 11,124,257		$ 11,891,223
Debt instrument face amount					$ 5,263,158				4,210,526
Line of credit														$ 25,000,000
Allowance for doubtful accounts									1,300,000		1,700,000
Change in fair value of derivative liabilities									$ (21,788)		$ 618,948
Held in cash					3,032,657										3,796,223
Purchase common stock (in Shares)												19,440,000
Insured limit												$ 250,000
Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued															19,440,000
Three Major Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage									15.00%					21.00%
Three Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage									16.00%					20.00%
No Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage									8.00%					10.00%
No Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage									6.00%					10.00%
Subsequent Event [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Amount reinvested in money market funds	$ 17,497,468
Unique Logistics International, Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of interest acquired														50.00%
Minimum [Member] | Tradenames and Non Compete Agreements [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Finite lived assets amortization period									3 years
Minimum [Member] | Customer Relationships [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Finite lived assets amortization period									12 years
Maximum [Member] | Tradenames and Non Compete Agreements [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Finite lived assets amortization period									10 years
Maximum [Member] | Customer Relationships [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Finite lived assets amortization period									15 years
Unique Logistics International, Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued									$ 799,142					$ 799,142		$ 687,197
Statutory tax rate														21.00%		21.00%
Positive net working capital														$ 7,900,000		$ 4,200,000
Positive net income														8,214,568		3,500,000
Positive cash flows from operations														34,100,000		33,500,000
Cash																				$ 3,500,000
Convertible notes payable current																				23,800,000
Non current liabilities																				1,500,000
Debt instrument face amount														4,210,526
Long-term debt														12,050,227		38,749,784
Debt instrument aggregate amount																			$ 19,000,000
Line of credit														47,500,000				$ 25,000,000
Allowance for doubtful accounts														1,700,000		$ 2,700,000
Change in fair value of derivative liabilities														$ 879,733
Percentage of realized settlement														50.00%
Unique Logistics International, Inc. [Member] | Three Major Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage														7.00%		21.00%
Unique Logistics International, Inc. [Member] | Three Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage														19.00%		48.00%
Unique Logistics International, Inc. [Member] | No Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage														10.00%		10.00%
Unique Logistics International, Inc. [Member] | No Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage														10.00%
Unique Logistics International, Inc. [Member] | Customer A [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage																35.00%
Unique Logistics International, Inc. [Member] | Customer B [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage																7.00%
Unique Logistics International, Inc. [Member] | Customer C [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage																6.00%
Unique Logistics International, Inc. [Member] | Seller [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Long-term debt														$ 19,300,000						7,300,000
Debt current																				4,500,000
Unique Logistics International, Inc. [Member] | Entities Acquisition [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Contingent Liability																				1,800,000
Unique Logistics International, Inc. [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Repayment of short term debt					9,500,000
Unique Logistics International, Inc. [Member] | Minimum [Member] | Tradenames and Non Compete Agreements [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Finite lived assets amortization period														3 years
Unique Logistics International, Inc. [Member] | Minimum [Member] | Customer Relationships [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Finite lived assets amortization period														12 years
Unique Logistics International, Inc. [Member] | Minimum [Member] | Factoring Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Debt instrument face amount																			4,200,000
Unique Logistics International, Inc. [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Debt instrument face amount																			14,789,474
Repayment of short term debt					$ 5,300,000
Unique Logistics International, Inc. [Member] | Maximum [Member] | Tradenames and Non Compete Agreements [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Finite lived assets amortization period														10 years
Unique Logistics International, Inc. [Member] | Maximum [Member] | Customer Relationships [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Finite lived assets amortization period														15 years
Unique Logistics International, Inc. [Member] | Maximum [Member] | Factoring Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Debt instrument face amount																			$ 14,800,000
Unique Logistics International, Inc. [Member] | Promissory Notes [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Debt instrument face amount																				$ 10,300,000
Common Class A Subject To Redemption [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued															$ 1,970,384		$ 27,600,000
Redemption price per share (in Dollars per share)							$ 10.11	$ 10.82				$ 10.82			$ 10.23		$ 10
Aggregate shares (in Shares)		282,720	282,720				25,629,616								25,629,616
Class A common stock subject to possible redemption, outstanding (in Shares)								990,429				990,429			1,970,384		27,600,000
US Treasury Securities [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Cash								$ 10,781,567				$ 10,781,567			$ 19,376,793
Held in cash															$ 19,376,793